Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2019 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $3,414,249,183 and the Fund owned 92.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 3.8%
Provincia de Buenos Aires, 54.50%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,186	$4,780,362
Republic of Argentina, 6.25%, 11/9/47	EUR	62,505	51,004,975
Republic of Argentina, 6.875%, 1/11/48	USD	70,038	53,386,465
Republic of Argentina, 7.625%, 4/22/46	USD	36,680	29,564,447

Total Argentina			$138,736,249

Barbados — 1.5%
Government of Barbados, 6.625%, 12/5/35(2)(4)	USD	29,459	$18,329,390
Government of Barbados, 7.00%, 8/4/22(2)(4)	USD	29,435	18,483,708
Government of Barbados, 7.25%, 12/15/21(2)(4)	USD	30,909	19,162,035

Total Barbados			$55,975,133

Benin — 1.3%
Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	43,430	$49,579,437

Total Benin			$49,579,437

Dominican Republic — 2.5%
Dominican Republic, 9.75%, 6/5/26(2)	DOP	4,314,250	$87,327,719
Dominican Republic, 11.375%, 7/6/29(2)	DOP	229,000	5,043,088

Total Dominican Republic			$92,370,807

Egypt — 0.6%
Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	3,529	$4,092,325
Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,525	1,725,364
Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	15,330	18,032,557

Total Egypt			$23,850,246

El Salvador — 3.9%
Republic of El Salvador, 7.125%, 1/20/50(2)	USD	26,757	$27,225,248
Republic of El Salvador, 8.25%, 4/10/32(2)(5)	USD	21,771	24,900,581
Republic of El Salvador, 8.625%, 2/28/29(2)(5)	USD	77,555	91,030,957

Total El Salvador			$143,156,786

Georgia — 0.5%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	36,890	$12,446,013
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	3,012,220
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,848	2,003,829

Total Georgia			$17,462,062

Security	Principal Amount (000’s omitted)		Value
Iceland — 2.3%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,727,573	$33,233,415
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	602,615
Republic of Iceland, 6.50%, 1/24/31	ISK	3,902,848	39,837,545
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	4,998,289
Republic of Iceland, 8.00%, 6/12/25	ISK	719,622	7,191,507

Total Iceland			$85,863,371

Lebanon — 0.6%
Lebanon Government International Bond, 6.60%, 11/27/26(2)(5)	USD	25,129	$19,610,420
Lebanon Government International Bond, 6.85%, 3/23/27(2)(5)	USD	3,418	2,678,858

Total Lebanon			$22,289,278

Macedonia — 0.0%(6)
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	583	$682,368

Total Macedonia			$682,368

New Zealand — 4.6%
New Zealand Government Bond, 2.50%, 9/20/35(2)(7)	NZD	94,805	$79,245,747
New Zealand Government Bond, 2.50%, 9/20/40(2)(7)	NZD	106,369	91,631,319

Total New Zealand			$170,877,066

Nigeria — 0.1%
Republic of Nigeria, 0.00%, 2/6/20(2)	NGN	963,060	$2,514,191
Republic of Nigeria, 0.00%, 2/20/20(2)	NGN	481,520	1,251,527

Total Nigeria			$3,765,718

Peru — 0.3%
Peru Government Bond, 5.40%, 8/12/34(2)(3)	PEN	29,540	$9,549,847

Total Peru			$9,549,847

Rwanda — 0.0%(6)
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	559	$598,298

Total Rwanda			$598,298

Serbia — 14.7%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	4,591,000	$45,705,504
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,670,280	194,262,775
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	186,635,833
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,666,310	62,932,890
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	55,845,994

Total Serbia			$545,382,996

Sri Lanka — 3.4%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,251,900	$7,264,826
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	379,000	2,185,232
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	26,595,711

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,979,750	$11,673,042
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,481,078
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	594,156
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,423,870	20,414,622
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	3,080,039
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,207,200
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	4,152,844
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,981,756
Sri Lanka Government International Bond, 6.75%, 4/18/28(2)	USD	4,520	4,441,041
Sri Lanka Government International Bond, 7.55%, 3/28/30(2)	USD	20,415	20,860,659

Total Sri Lanka			$123,932,206

Thailand — 1.4%
Thailand Government Bond, 1.25%, 3/12/28(2)(7)	THB	1,678,090	$52,757,078

Total Thailand			$52,757,078

Ukraine — 21.6%
Ukraine Government International Bond, 0.00%, 4/1/20(2)	UAH	786,934	$28,057,814
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(2)(8)	USD	77,618	66,288,566
Ukraine Government International Bond, 9.75%, 11/1/28(2)(5)	USD	215,249	251,932,811
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	2,174,547	71,652,319
Ukraine Government International Bond, 15.70%, 1/20/21(2)	UAH	695,910	27,293,352
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	7,202,881	283,964,913
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	132,700	5,441,861
Ukraine Government International Bond, 18.00%, 3/24/21(2)	UAH	1,585,861	64,094,532

Total Ukraine			$798,726,168

Total Foreign Government Bonds (identified cost $2,258,053,586)			$2,335,555,114

Foreign Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Ecuador — 0.0%(6)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.979%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	261	$262,949

Total Ecuador			$262,949

Georgia — 0.4%
Silknet JSC, 11.00%, 4/2/24(2)	USD	10,715	$11,394,438
TBC Bank JSC, 5.75%, 6/19/24(2)	USD	4,062	4,097,543

Total Georgia			$15,491,981

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.4%
Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,960,000	$17,063,378
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,963,167	16,765,054
Islandsbanki HF, 6.40%, 10/26/23	ISK	800,000	7,022,164
Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	1,400,000	11,663,608
WOW Air HF, 0.00% (4)(10)	EUR	121	13,529
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(1)(4)	EUR	5,500	614,939

Total Iceland			$53,142,672

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$1,952,859

Total Indonesia			$1,952,859

Ireland — 0.4%
Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	15,572	$16,078,090

Total Ireland			$16,078,090

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,376,981

Total Mongolia			$3,376,981

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(2)	USD	4,300	$4,063,500

Total Saint Lucia			$4,063,500

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(2)(5)	USD	3,500	$3,386,637

Total Singapore			$3,386,637

Total Foreign Corporate Bonds (identified cost $104,354,298)			$97,755,669

Sovereign Loans — 4.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.4%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(11)		$21,920	$13,131,176

Total Barbados			$13,131,176

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(11)		$5,389	$5,324,934

Total Ethiopia			$5,324,934

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 1.0%
Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(1)		$29,835	$30,139,973
Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(1)		5,468	5,482,751

Total Kenya			$35,622,724

Tanzania — 3.4%
Government of the United Republic of Tanzania, Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)		$43,543	$44,967,492
Government of the United Republic of Tanzania, Term Loan, 7.76%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)		77,850	80,899,540

Total Tanzania			$125,867,032

Total Sovereign Loans (identified cost $183,199,402)			$179,945,866

Credit Linked Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(12)		$2,607	$2,450,714

Total Argentina			$2,450,714

Total Credit Linked Notes (identified cost $2,620,893)			$2,450,714

Senior Floating-Rate Loans — 1.3%

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.0%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(9)(13)	ISK	4,000,000	$34,924,823

Total Iceland			$34,924,823

Turkey — 0.3%
Akbank T.A.S., Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing October 6, 2019(1)(9)	EUR	11,200	$12,363,218

Total Turkey			$12,363,218

Total Senior Floating-Rate Loans (identified cost $52,157,652)			$47,288,041

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(14)
Series 362, Class C6, 3.50%, 12/15/47	$31,726	$5,283,115
Series 2770, Class SH, 4.775%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)	1,550	320,683
Series 4791, Class JI, 4.00%, 5/15/48	57,971	9,137,805

		$14,741,603

Federal National Mortgage Association:
Interest Only:(14)
Series 424, Class C8, 3.50%, 2/25/48	$44,682	$7,468,551
Series 2010-67, Class BI, 5.50%, 6/25/25	21	725
Series 2010-109, Class PS, 4.334%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)	3,634	685,162
Series 2018-21, Class IO, 3.00%, 4/25/48	46,786	7,388,691
Series 2018-58, Class BI, 4.00%, 8/25/48	8,172	1,235,236

		$16,778,365

Total Collateralized Mortgage Obligations (identified cost $41,377,855)		$31,519,968

U.S. Government Guaranteed Small Business Administration Loans(16) — 1.2%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,254	$86,019
1.88%, 10/30/42 to 12/28/42	10,928	814,543
2.13%, 1/25/43	1,725	151,824
2.38%, 11/30/42 to 3/1/43	6,248	619,321
2.427%, 11/15/32 to 4/10/43(17)	62,608	5,543,796
2.48%, 10/12/42	258	24,683
2.63%, 10/27/42 to 3/20/43	10,074	1,119,570
2.877%, 4/12/27 to 3/10/43(17)	125,016	13,866,637
2.88%, 10/27/42 to 2/13/43	10,599	1,326,175
3.09%, 2/2/27 to 12/17/43(17)	131,300	15,628,662
3.13%, 10/12/42 to 2/15/43	8,733	1,176,521
3.38%, 12/18/42	676	101,972
3.63%, 10/27/42 to 3/28/43	26,237	4,212,350

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $45,735,645)		$44,672,073

Common Stocks — 5.7%

Security	Shares	Value
Canada — 0.1%
Turquoise Hill Resources, Ltd.(18)	6,448,700	$3,742,181

Total Canada		$3,742,181

Security	Shares	Value
Cyprus — 0.4%
Bank of Cyprus Holdings PLC(18)	8,424,416	$14,596,233

Total Cyprus		$14,596,233

Iceland — 2.8%
Arion Banki HF(3)	34,319,530	$21,667,942
Eik Fasteignafelag HF	109,160,345	7,774,807
Eimskipafelag Islands HF	8,699,370	12,934,616
Festi HF(18)	1,714,400	1,812,028
Hagar HF	36,148,655	12,850,840
Heimavellir HF(18)	143,296,854	1,398,396
Reginn HF(18)	46,771,138	8,541,215
Reitir Fasteignafelag HF	18,895,413	12,999,958
Siminn HF	376,173,238	14,089,715
Sjova-Almennar Tryggingar HF	62,083,865	9,308,523
Tryggingamidstodin HF	6,434,159	1,716,588

Total Iceland		$105,094,628

Mongolia — 0.0%(6)
Mongolian Mining Corp.(18)	124,988,000	$1,575,285

Total Mongolia		$1,575,285

Serbia — 0.1%
Komercijalna Banka AD Beograd(18)	125,028	$3,656,264

Total Serbia		$3,656,264

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	79,369,266	$20,648,023

Total Singapore		$20,648,023

Vietnam — 1.7%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$5,236,735
Bank for Investment and Development of Vietnam JSC(18)	845,160	1,280,430
Bao Viet Holdings	283,140	1,019,395
Binh Minh Plastics JSC	460,800	957,424
Coteccons Construction JSC	239,670	1,247,326
Danang Rubber JSC	120,210	102,228
Domesco Medical Import Export JSC	195,910	600,509
FPT Corp.	34,104	76,022
HA TIEN 1 Cement JSC	388,990	263,148
Ho Chi Minh City Infrastructure Investment JSC(18)	1,400,400	1,314,880
Hoa Phat Group JSC(18)	2,855,889	2,752,133
Hoa Sen Group(18)	309,094	96,711
KIDO Group Corp.	673,920	540,060
Kinh Bac City Development Share Holding Corp.	921,600	581,348
Masan Group Corp.(18)	1,399,400	4,788,765
Mobile World Investment Corp.	372,000	1,829,793
PetroVietnam Drilling & Well Services JSC(18)	511,753	366,389
PetroVietnam Fertilizer & Chemical JSC	695,170	429,556
PetroVietnam Gas JSC	297,000	1,381,685

Security	Shares		Value
PetroVietnam Nhon Trach 2 Power JSC		1,590,240	$1,740,540
PetroVietnam Technical Services Corp.		1,207,281	1,157,202
Pha Lai Thermal Power JSC		400,170	431,824
Refrigeration Electrical Engineering Corp.		703,160	986,136
Saigon - Hanoi Commercial Joint Stock Bank(18)		1,719,602	488,220
Saigon Thuong Tin Commercial JSB(18)		2,163,900	989,894
SSI Securities Corp.		1,202,580	1,190,296
Tan Tao Investment & Industry JSC(18)		1,920,000	250,739
Viet Capital Securities JSC		806,139	1,153,893
Vietnam Dairy Products JSC		984,480	5,198,798
Vietnam Joint Stock Commercial Bank for Industry and Trade(18)		216,000	206,424
Vietnam Prosperity JSC Bank(18)		1,851,282	1,581,628
Vietnam Technological & Commercial Joint Stock Bank(18)		1,408,200	1,332,797
Vingroup JSC(18)		3,896,490	20,398,764

Total Vietnam			$61,971,692

Total Common Stocks (identified cost $247,003,899)			$211,284,306

Warrants — 0.0%

Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(9)(18)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 21.3%

Foreign Government Securities — 13.1%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.6%
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	$18,834,381
Egypt Treasury Bill, 0.00%, 10/15/19	EGP	533,825	31,391,098
Egypt Treasury Bill, 0.00%, 10/22/19	EGP	397,500	23,291,981
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	336,725	18,205,518
Egypt Treasury Bill, 0.00%, 5/26/20	EGP	119,850	6,397,771

Total Egypt			$98,120,749

Georgia — 0.9%
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	4,847	$1,639,350
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	2,912	984,675
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	4,282	1,447,812
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	3,528	1,193,742
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	6,015	2,035,274
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	3,566	1,206,681
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	5,965	2,018,233

Security	Principal Amount (000’s omitted)		Value
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	2,427	$821,143
Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	5,353	1,811,045
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	13,664	4,622,484
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	2,415	816,621
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,885	637,464
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	3,768	1,274,284
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,926	651,262
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	3,603	1,218,567
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,192	741,148
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,902	981,190
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,870	1,308,509
Georgia Treasury Bill, 0.00%, 11/14/19	GEL	7,780	2,577,782
Georgia Treasury Bill, 0.00%, 12/12/19	GEL	4,184	1,382,055
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	3,664	1,179,043
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	5,441	1,741,780
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	1,224	389,828

Total Georgia			$32,679,972

Nigeria — 8.9%
Nigeria OMO Bill, 0.00%, 8/29/19	NGN	8,024,740	$21,926,645
Nigeria OMO Bill, 0.00%, 9/12/19	NGN	11,801,100	32,078,660
Nigeria OMO Bill, 0.00%, 9/19/19	NGN	13,132,110	35,790,030
Nigeria OMO Bill, 0.00%, 9/26/19	NGN	3,657,591	9,951,777
Nigeria OMO Bill, 0.00%, 10/10/19	NGN	14,935,540	40,483,250
Nigeria OMO Bill, 0.00%, 12/5/19	NGN	1,140,711	3,035,567
Nigeria OMO Bill, 0.00%, 12/19/19	NGN	2,293,193	6,076,819
Nigeria OMO Bill, 0.00%, 2/20/20	NGN	1,444,610	3,754,710
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	18,824,260	48,717,549
Nigeria OMO Bill, 0.00%, 4/2/20	NGN	1,340,226	3,437,490
Nigeria OMO Bill, 0.00%, 4/9/20	NGN	2,015,825	5,158,620
Nigeria OMO Bill, 0.00%, 4/23/20	NGN	9,483,784	24,159,367
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	8,367,664	21,044,704
Nigeria OMO Bill, 0.00%, 6/18/20	NGN	4,749,135	11,861,759
Nigeria OMO Bill, 0.00%, 7/16/20	NGN	326,729	809,332
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	14,446,000	37,463,493
Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	2,658,068	6,817,568
Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	639,736	1,625,963
Nigeria Treasury Bill, 0.00%, 5/14/20	NGN	5,864,380	14,827,451

Total Nigeria			$329,020,754

Ukraine — 0.7%
Ukraine Treasury Bill, 0.00%, 10/16/19	UAH	688,042	$26,429,661

Total Ukraine			$26,429,661

Total Foreign Government Securities (identified cost $482,570,264)			$486,251,136

U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/1/19(19)	$15,000	$15,000,000
U.S. Treasury Bill, 0.00%, 8/8/19(19)	70,000	69,971,492
U.S. Treasury Bill, 0.00%, 10/31/19	10,000	9,948,740

Total U.S. Treasury Obligations (identified cost $94,920,316)		$94,920,232

Other — 5.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(20)	208,756,471	$208,756,471

Total Other (identified cost $208,756,471)		$208,756,471

Total Short-Term Investments (identified cost $786,247,051)		$789,927,839

Total Purchased Options and Swaptions — 2.2% (identified cost $81,225,232)		$82,020,323

Total Investments — 103.3% (identified cost $3,801,975,513)		$3,822,419,913

Other Assets, Less Liabilities — (3.3)%		$(122,421,692)

Net Assets — 100.0%		$3,699,998,221

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $1,166,541,182 or 31.5% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $38,448,865 or 1.0% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Amount is less than 0.05%.

(7)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)	Fixed-rate loan.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2019 of all interest only securities comprising the certificate.

(18)	Non-income producing security.

(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $6,092,657.

Purchased Currency Options — 0.0%(6)

Description	Counterparty	Notional Amount	Exercise Price		Expiration Date	Value
Call BRL/Put USD	Standard Chartered Bank	USD 54,710,000	BRL	3.57	7/20/20	$678,787

Total						$678,787

Purchased Interest Rate Swaptions — 2.2%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$11,043,005
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	4,460,147
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	4,491,612
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	1,790,145

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.97%	Goldman Sachs International	$51,200,000	7/5/28	$4,045,657
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.97%	Goldman Sachs International	51,200,000	7/5/28	1,710,598
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	4,410,536
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	1,833,789
Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,813,265
Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,041,626
Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	71,723,000	4/16/29	6,831,288
Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	71,722,000	4/16/29	3,120,792
Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	28,689,000	4/18/29	2,708,028
Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	28,689,000	4/18/29	1,262,963
Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	24,099,000	5/2/29	2,263,125
Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	24,099,000	5/2/29	1,071,947

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	$71,722,000	4/3/29	$10,877,555
Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	71,723,000	4/5/29	5,327,684
Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	7,180,697
Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	4,057,077

Total				$81,341,536

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	3,959,072,106	USD	36,372,484	8/1/19	$19,392
JPY	1,944,704,551	USD	17,899,623	8/1/19	(23,857)
JPY	2,020,217,066	USD	18,594,662	8/1/19	(24,784)
USD	18,594,662	JPY	2,016,774,633	8/1/19	56,427
USD	18,594,662	JPY	2,016,963,000	8/1/19	54,695
USD	36,372,484	JPY	3,951,688,492	8/1/19	48,479
USD	17,899,623	JPY	1,942,109,106	8/1/19	47,715
BRL	23,745,000	USD	6,350,629	8/2/19	(128,715)
BRL	92,915,000	USD	24,679,274	8/2/19	(332,713)
BRL	116,586,700	USD	30,966,745	8/2/19	(417,477)
EUR	8,987,804	USD	10,237,019	8/2/19	(287,516)
EUR	24,029,880	USD	27,206,198	8/2/19	(605,110)
EUR	116,054,555	USD	129,284,774	8/2/19	(812,330)
EUR	149,072,239	USD	165,977,031	8/2/19	(953,995)
USD	30,753,548	BRL	116,586,700	8/2/19	204,280
USD	24,515,831	BRL	92,915,000	8/2/19	169,270
USD	6,306,940	BRL	23,745,000	8/2/19	85,027
USD	169,438,488	EUR	149,072,239	8/2/19	4,415,453
USD	129,215,142	EUR	116,054,555	8/2/19	742,696
USD	26,754,868	EUR	24,029,880	8/2/19	153,780
USD	10,007,021	EUR	8,987,804	8/2/19	57,518
PHP	249,255,000	USD	4,750,882	8/7/19	145,660
PHP	244,838,500	USD	4,672,936	8/7/19	136,844
EUR	2,762,000	USD	3,112,070	8/8/19	(53,067)
EUR	2,897,011	USD	3,267,684	8/8/19	(59,152)
EUR	3,436,433	USD	3,871,984	8/8/19	(66,025)
EUR	6,626,000	USD	7,465,812	8/8/19	(127,306)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	60,250,949	EUR	53,399,760	8/8/19	$1,109,015
USD	25,809,913	EUR	22,882,142	8/8/19	467,211
USD	12,333,429	EUR	10,946,069	8/8/19	210,309
USD	12,214,603	EUR	10,840,610	8/8/19	208,282
USD	7,252,012	EUR	6,436,250	8/8/19	123,661
USD	421,403	EUR	374,000	8/8/19	7,186
KRW	1,019,723,000	USD	864,692	8/12/19	(3,683)
KRW	1,147,192,000	USD	972,980	8/12/19	(4,341)
USD	25,127,457	KRW	29,626,528,000	8/12/19	112,116
USD	22,330,969	KRW	26,334,688,000	8/12/19	95,113
PHP	1,835,633,000	USD	34,851,585	8/13/19	1,194,614
USD	3,716,015	PHP	193,400,000	8/13/19	(81,768)
EUR	103,121	USD	116,987	8/15/19	(2,713)
SEK	113,397,000	USD	11,904,197	8/15/19	(155,432)
SEK	173,874,000	USD	18,568,942	8/15/19	(554,314)
TWD	53,822,677	USD	1,737,785	8/15/19	(7,117)
TWD	1,347,633,494	USD	43,521,185	8/15/19	(188,026)
USD	113,196,704	EUR	98,255,910	8/15/19	4,314,648
USD	13,881,595	EUR	12,236,302	8/15/19	321,966
USD	2,071,734	EUR	1,826,185	8/15/19	48,051
USD	35,009,509	TWD	1,086,100,000	8/15/19	85,960
USD	33,537,393	TWD	1,040,900,060	8/15/19	67,248
USD	11,965,989	NZD	17,798,533	8/19/19	275,200
USD	11,204,658	NZD	16,661,202	8/19/19	260,913
USD	8,916,173	NZD	13,281,000	8/19/19	192,680
USD	5,656,107	NZD	8,425,000	8/19/19	122,229
USD	388,591	NZD	578,000	8/19/19	8,937
USD	363,614	NZD	540,690	8/19/19	8,467
AUD	107,220,000	USD	74,256,283	8/22/19	(878,962)
SEK	342,480,000	USD	37,089,019	8/23/19	(1,584,342)
USD	41,275,165	ZAR	585,740,000	8/23/19	541,693
USD	30,563,593	ZAR	433,731,000	8/23/19	401,115
USD	39,238,486	ZAR	560,659,100	8/23/19	249,187
NOK	148,239,000	USD	17,015,496	8/26/19	(266,264)
USD	8,298,501	NZD	12,385,000	8/26/19	162,323
USD	7,993,631	NZD	11,930,000	8/26/19	156,360
USD	3,391,271	NZD	5,062,014	8/26/19	65,841
USD	3,266,586	NZD	4,875,902	8/26/19	63,420
USD	5,360	NZD	8,000	8/26/19	105
USD	2,448	NZD	3,654	8/26/19	48
JPY	4,334,460,700	USD	39,718,797	8/29/19	201,407
JPY	5,551,462,000	USD	50,962,637	8/29/19	166,098
JPY	335,224,239	USD	3,121,763	8/29/19	(34,361)
EUR	2,568,162	USD	2,897,863	8/30/19	(48,569)
EUR	9,310,279	USD	10,403,492	8/30/19	(74,037)
EUR	5,081,745	USD	5,734,140	8/30/19	(96,107)
EUR	8,074,001	USD	9,080,102	8/30/19	(122,258)
USD	108,080,421	EUR	96,104,802	8/30/19	1,455,232
USD	44,321,957	EUR	39,051,903	8/30/19	995,126
USD	72,744,786	EUR	64,684,456	8/30/19	979,461
USD	48,243,011	EUR	42,897,548	8/30/19	649,561

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	39,541,108	EUR	35,159,840	8/30/19	$532,395
USD	16,569,966	EUR	14,733,967	8/30/19	223,104
USD	5,465,756	EUR	4,860,135	8/30/19	73,593
NZD	16,654	USD	11,128	9/3/19	(186)
NZD	18,000	USD	12,017	9/3/19	(190)
USD	17,799,819	NZD	26,663,000	9/3/19	280,892
USD	15,661,940	NZD	23,439,000	9/3/19	261,342
USD	7,326,078	NZD	10,974,000	9/3/19	115,610
USD	6,445,689	NZD	9,646,347	9/3/19	107,556
BRL	92,915,000	USD	24,459,362	9/4/19	(166,030)
BRL	116,586,700	USD	30,682,729	9/4/19	(200,252)
KRW	741,547,500	USD	629,043	9/5/19	(4,304)
USD	16,245,200	KRW	19,150,654,000	9/5/19	111,142
USD	5,848,063	KRW	6,879,369,000	9/5/19	52,327
USD	6,953,756	NZD	10,321,000	9/10/19	171,396
USD	6,953,082	NZD	10,320,000	9/10/19	171,379
USD	6,697,732	NZD	9,941,000	9/10/19	165,085
USD	6,697,732	NZD	9,941,000	9/10/19	165,085
USD	4,042	NZD	6,000	9/10/19	100
USD	4,042	NZD	6,000	9/10/19	100
USD	58,724,700	KRW	69,066,120,000	9/16/19	516,430
AUD	17,571,000	USD	12,372,419	9/17/19	(337,256)
AUD	21,084,000	USD	14,814,479	9/17/19	(373,105)
USD	9,942,046	NZD	14,810,000	9/17/19	208,418
USD	7,473,921	NZD	11,107,000	9/17/19	174,029
USD	4,918,486	NZD	7,320,047	9/17/19	107,506
USD	3,119,725	NZD	4,643,000	9/17/19	68,189
USD	322,898	NZD	481,000	9/17/19	6,769
USD	242,918	NZD	361,000	9/17/19	5,656
JPY	7,764,145,293	USD	72,041,989	9/19/19	(416,855)
USD	93,395,763	EUR	81,117,776	9/20/19	3,242,759
USD	77,171,419	EUR	67,432,778	9/20/19	2,227,705
USD	36,570,892	EUR	32,214,664	9/20/19	768,028
USD	6,294,310	EUR	5,500,000	9/20/19	181,698
USD	33,462,627	TWD	1,052,500,000	9/20/19	(406,292)
USD	10,827,933	NZD	16,042,000	9/25/19	282,911
USD	10,844,003	NZD	16,073,000	9/25/19	278,604
USD	2,346,210	NZD	3,476,000	9/25/19	61,302
USD	2,350,557	NZD	3,484,000	9/25/19	60,390
CAD	99,120,000	USD	75,443,263	9/26/19	(261,673)
NOK	227,382,000	USD	26,742,172	9/26/19	(1,029,862)
NOK	250,325,000	USD	29,560,745	9/26/19	(1,254,045)
SEK	342,460,000	USD	37,013,899	9/26/19	(1,422,004)
USD	29,561,148	EUR	25,760,226	9/26/19	917,399
USD	23,255,647	KRW	26,965,388,000	9/26/19	521,876
EUR	8,319,206	USD	9,418,673	9/27/19	(167,472)
USD	19,987,668	EUR	17,699,057	9/27/19	305,801
USD	13,972,334	EUR	12,328,239	9/27/19	262,971
USD	10,386,580	EUR	9,163,686	9/27/19	196,294

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,126,852	EUR	997,826	9/27/19	$17,240
USD	116,455	EUR	103,121	9/27/19	1,782
JPY	1,942,109,106	USD	17,975,693	9/30/19	(43,719)
JPY	2,016,963,000	USD	18,673,690	9/30/19	(50,572)
NZD	9,914,868	USD	6,527,354	10/3/19	(8,910)
NZD	23,330,892	USD	15,408,888	10/3/19	(70,195)
NZD	27,942,465	USD	19,039,157	10/3/19	(668,626)
USD	44,477,700	NZD	65,276,869	10/3/19	1,561,989
USD	32,749,188	NZD	49,326,266	10/3/19	320,062
USD	18,168,011	NZD	27,364,347	10/3/19	177,559
USD	4,159,590	NZD	6,341,060	10/3/19	(9,285)
USD	19,189,813	NZD	29,253,790	10/3/19	(42,837)
AUD	124,039,294	USD	85,313,978	10/4/19	(310,721)
PHP	968,540,000	USD	18,777,433	10/10/19	182,173
USD	14,897,188	SGD	20,211,313	10/10/19	174,463
AUD	20,317,031	USD	14,327,367	10/17/19	(398,569)
AUD	21,084,000	USD	14,863,798	10/17/19	(409,187)
USD	9,739,906	NZD	14,488,000	10/21/19	211,973
USD	9,738,457	NZD	14,488,000	10/21/19	210,524
USD	6,178,870	NZD	9,191,000	10/21/19	134,473
USD	6,177,951	NZD	9,191,000	10/21/19	133,554
NOK	345,013,000	USD	39,814,552	10/25/19	(781,982)
SEK	402,863,000	USD	42,831,338	10/25/19	(877,854)
USD	7,619,148	NZD	11,355,000	10/29/19	150,592
USD	7,338,672	NZD	10,937,000	10/29/19	145,049
USD	5,536,538	NZD	8,255,000	10/29/19	106,953
USD	5,333,990	NZD	7,953,000	10/29/19	103,041
USD	4,026	NZD	6,000	10/29/19	80
USD	3,353	NZD	5,000	10/29/19	65
USD	35,665,110	ZAR	511,830,000	10/30/19	364,331
USD	27,505,210	ZAR	397,288,000	10/30/19	104,362
USD	130,995,999	EUR	116,054,555	1/10/20	828,497
USD	148,063,991	EUR	129,550,000	1/15/20	2,699,169
USD	119,399,273	EUR	104,816,656	1/22/20	1,718,242
USD	7,214,585	EUR	6,333,444	1/22/20	103,823
USD	17,083,080	EUR	15,102,000	1/27/20	120,484
USD	10,766,451	EUR	9,517,894	1/27/20	75,934
USD	6,740,702	EUR	5,959,000	1/27/20	47,541
KRW	335,389,139	USD	286,315	1/29/20	(2,227)
USD	691,053	KRW	809,500,000	1/29/20	5,376
USD	446,427	KRW	522,900,000	1/29/20	3,510
USD	148,959,213	EUR	131,860,237	1/31/20	803,930

					$27,282,080

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	131,860,237	USD	146,617,376	Standard Chartered Bank	8/1/19	$—	$(648,034)
EUR	18,699,566	USD	21,648,301	Standard Chartered Bank	8/1/19	—	(947,873)
EUR	150,559,803	USD	167,716,093	Standard Chartered Bank	8/1/19	—	(1,046,323)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	3,959,072,106	USD	36,440,445	Standard Chartered Bank	8/1/19	$—	$(48,569)
JPY	3,959,072,106	USD	36,745,516	Standard Chartered Bank	8/1/19	—	(353,641)
USD	174,301,578	EUR	150,559,803	Standard Chartered Bank	8/1/19	7,631,809	—
USD	146,885,711	EUR	131,860,237	Standard Chartered Bank	8/1/19	916,369	—
USD	20,830,382	EUR	18,699,566	Standard Chartered Bank	8/1/19	129,954	—
USD	36,440,445	JPY	3,959,072,106	Standard Chartered Bank	8/1/19	48,569	—
USD	36,438,432	JPY	3,959,072,106	Standard Chartered Bank	8/1/19	46,557	—
BRL	56,983,400	USD	15,135,435	Standard Chartered Bank	8/2/19	—	(204,048)
BRL	55,338,800	USD	14,784,611	Standard Chartered Bank	8/2/19	—	(284,159)
BRL	187,401,300	USD	49,965,459	Standard Chartered Bank	8/2/19	—	(860,608)
USD	49,775,904	BRL	187,401,300	Standard Chartered Bank	8/2/19	671,052	—
USD	15,227,938	BRL	56,983,400	Standard Chartered Bank	8/2/19	296,551	—
USD	14,698,611	BRL	55,338,800	Standard Chartered Bank	8/2/19	198,159	—
USD	5,893,824	ZAR	83,502,000	UBS AG	8/2/19	72,333	—
USD	437,917	ZAR	6,203,000	Standard Chartered Bank	8/2/19	5,464	—
ZAR	89,705,000	USD	6,311,031	Standard Chartered Bank	8/2/19	—	(57,088)
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	745,801	—
EGP	76,533,000	USD	4,621,056	JPMorgan Chase Bank, N.A.	8/5/19	—	(166)
EUR	18,232,983	RON	87,728,000	The Toronto-Dominion Bank	8/5/19	—	(344,805)
RON	87,728,000	EUR	18,491,632	The Toronto-Dominion Bank	8/5/19	58,412	—
TRY	83,185,000	USD	14,602,826	Goldman Sachs International	8/5/19	278,135	—
TRY	74,155,000	USD	13,017,642	Goldman Sachs International	8/5/19	247,943	—
USD	4,621,056	EGP	76,533,000	JPMorgan Chase Bank, N.A.	8/5/19	166	—
USD	4,615,983	EGP	76,533,000	JPMorgan Chase Bank, N.A.	8/5/19	—	(4,907)
EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	2,424,017	—
HUF	3,450,341,681	EUR	10,656,527	Citibank, N.A.	8/8/19	—	(87,150)
USD	13,905,462	EGP	264,760,000	Deutsche Bank AG	8/8/19	—	(2,068,197)
MAD	117,090,000	USD	12,052,496	BNP Paribas	8/9/19	77,474	—
ZAR	4,892,000	USD	346,254	Goldman Sachs International	8/12/19	—	(5,607)
PHP	673,673,000	USD	12,774,685	Goldman Sachs International	8/13/19	454,186	—
UGX	4,905,440,000	USD	1,272,818	Citibank, N.A.	8/13/19	51,838	—
EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	2,407,339	—
EGP	302,140,000	USD	17,215,366	Goldman Sachs International	8/14/19	986,305	—
EUR	6,280,021	RON	30,211,000	BNP Paribas	8/14/19	—	(112,219)
RON	30,211,000	EUR	6,361,148	BNP Paribas	8/14/19	22,325	—
UGX	6,873,248,000	USD	1,791,775	Standard Chartered Bank	8/14/19	63,884	—
USD	13,496,635	EGP	256,706,000	Deutsche Bank AG	8/14/19	—	(1,967,978)
TWD	2,830,543,889	USD	91,395,221	Standard Chartered Bank	8/15/19	—	(379,073)
EUR	10,660,189	RSD	1,257,849,000	JPMorgan Chase Bank, N.A.	8/19/19	—	(10,183)
EUR	8,447,540	RSD	1,001,709,247	JPMorgan Chase Bank, N.A.	8/19/19	—	(54,535)
ARS	51,730,662	USD	1,170,377	Citibank, N.A.	8/20/19	—	(20,120)
ARS	85,929,500	USD	1,947,852	Citibank, N.A.	8/20/19	—	(37,167)
USD	8,576,003	ARS	375,200,134	BNP Paribas	8/20/19	233,240	—
EUR	14,571,302	RON	70,164,300	Citibank, N.A.	8/21/19	—	(266,520)
RON	70,164,300	EUR	14,752,654	Citibank, N.A.	8/21/19	65,459	—
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(369,291)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(405,854)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(654,122)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(764,119)
EUR	28,259,878	RSD	3,332,970,000	JPMorgan Chase Bank, N.A.	8/22/19	—	(4,192)
EUR	45,749,849	RON	220,162,000	Société Générale	8/22/19	—	(801,067)
RON	163,521,000	EUR	34,409,899	Société Générale	8/22/19	118,101	—
RON	56,641,000	EUR	11,910,379	Société Générale	8/22/19	50,496	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,121,606	CNH	62,753,000	UBS AG	8/22/19	$39,859	$—
USD	6,082,189	CNH	41,835,000	UBS AG	8/22/19	27,739	—
USD	6,082,065	CNH	41,835,000	Bank of America, N.A.	8/22/19	27,616	—
USD	6,080,982	CNH	41,836,000	Standard Chartered Bank	8/22/19	26,388	—
USD	5,200,575	CNH	35,771,000	Citibank, N.A.	8/22/19	23,720	—
EGP	186,360,000	USD	10,144,801	Standard Chartered Bank	8/26/19	1,048,563	—
CNH	368,300,000	USD	52,756,729	Standard Chartered Bank	8/27/19	542,960	—
CNH	332,347,000	USD	47,624,418	Citibank, N.A.	8/27/19	472,220	—
CNH	24,580,000	USD	3,583,979	Citibank, N.A.	8/27/19	—	(26,807)
EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	2,395,794	—
USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	—	(122,485)
USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	—	(144,733)
USD	10,907,145	MYR	45,870,000	UBS AG	8/28/19	—	(195,696)
USD	26,220,034	MYR	110,250,000	Barclays Bank PLC	8/28/19	—	(465,996)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(612,596)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(777,113)
EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	3,726,992	—
EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	411,277	—
MAD	28,749,000	USD	2,966,873	BNP Paribas	9/5/19	10,178	—
MAD	3,502,000	USD	355,894	BNP Paribas	9/5/19	6,749	—
THB	587,212,000	USD	18,512,358	Standard Chartered Bank	9/5/19	596,095	—
EUR	6,504,883	USD	7,227,413	Goldman Sachs International	9/6/19	—	(26,504)
USD	3,859,708	EUR	3,450,302	Goldman Sachs International	9/6/19	29,541	—
USD	7,227,413	EUR	6,504,883	Goldman Sachs International	9/6/19	26,504	—
USD	1,321,696	EUR	1,182,000	Goldman Sachs International	9/6/19	9,562	—
USD	1,160,677	EUR	1,038,000	Goldman Sachs International	9/6/19	8,397	—
USD	7,227,413	EUR	6,504,883	Goldman Sachs International	9/6/19	6,368	—
USD	821,791	EUR	734,933	Goldman Sachs International	9/6/19	5,946	—
EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	1,651,329	—
EGP	180,000,000	USD	9,798,585	BNP Paribas	9/9/19	973,991	—
EGP	113,910,000	USD	6,216,098	HSBC Bank USA, N.A.	9/9/19	601,146	—
MAD	97,426,000	USD	10,076,120	Société Générale	9/11/19	11,651	—
MAD	62,616,000	USD	6,487,696	Société Générale	9/13/19	—	(4,469)
THB	2,091,835,118	USD	66,793,381	Standard Chartered Bank	9/13/19	1,290,428	—
USD	42,312,284	THB	1,325,136,119	Standard Chartered Bank	9/13/19	—	(817,460)
EGP	249,504,000	USD	13,634,098	Bank of America, N.A.	9/18/19	1,262,160	—
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(165,557)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(180,002)
EUR	3,542,734	RSD	417,794,676	Citibank, N.A.	9/19/19	10,213	—
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(96,718)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(165,190)
USD	33,469,011	TWD	1,052,500,000	UBS AG	9/20/19	—	(399,907)
EGP	193,895,000	USD	10,656,499	HSBC Bank USA, N.A.	9/23/19	904,238	—
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(142,829)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(172,378)
USD	29,141,128	KRW	33,698,800,000	UBS AG	9/26/19	730,604	—
THB	621,901,756	USD	20,192,599	Standard Chartered Bank	9/30/19	57,191	—
THB	621,902,756	USD	20,195,088	Standard Chartered Bank	9/30/19	54,734	—
THB	373,140,854	USD	12,111,031	Standard Chartered Bank	9/30/19	38,837	—
THB	238,474,634	USD	7,762,908	Standard Chartered Bank	9/30/19	2,082	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	6,956,800,000	USD	1,815,923	Standard Chartered Bank	9/30/19	$43,895	$—
USD	6,551,416	THB	200,737,000	Standard Chartered Bank	9/30/19	15,204	—
USD	1,212,360	THB	37,244,000	Standard Chartered Bank	9/30/19	—	(345)
USD	9,803,510	THB	301,105,000	Standard Chartered Bank	9/30/19	—	(792)
USD	1,891,496	THB	58,277,000	Standard Chartered Bank	9/30/19	—	(6,065)
USD	3,153,961	THB	97,127,000	Standard Chartered Bank	9/30/19	—	(8,599)
USD	3,153,628	THB	97,127,000	Standard Chartered Bank	9/30/19	—	(8,932)
USD	6,519,584	THB	200,738,000	Standard Chartered Bank	9/30/19	—	(16,661)
USD	8,149,366	THB	250,921,000	Standard Chartered Bank	9/30/19	—	(20,891)
USD	8,259,317	THB	254,389,000	Standard Chartered Bank	9/30/19	—	(23,862)
USD	7,390,662	BHD	2,803,500	Standard Chartered Bank	9/30/19	—	(42,828)
USD	13,432,973	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	9/30/19	—	(91,021)
XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	103,403	—
USD	12,740,007	MYR	52,750,000	UBS AG	10/2/19	—	(37,030)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(98,375)
UGX	33,342,734,000	USD	8,651,462	Citibank, N.A.	10/4/19	254,534	—
XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank PLC	10/4/19	59,486	—
BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	32,189	—
BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	31,984	—
BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	30,350	—
BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	24,482	—
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(147,117)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(163,784)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(288,889)
EGP	148,859,000	USD	8,184,462	HSBC Bank USA, N.A.	10/10/19	650,653	—
EUR	17,395,058	PLN	74,426,690	Standard Chartered Bank	10/10/19	128,276	—
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(515,868)
EGP	117,358,400	USD	6,458,022	HSBC Bank USA, N.A.	10/15/19	498,079	—
UGX	8,748,477,000	USD	2,249,544	Citibank, N.A.	10/15/19	81,459	—
UGX	7,822,362,000	USD	2,019,717	Citibank, N.A.	10/15/19	64,526	—
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(68,952)
AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	9,488	—
AED	23,898,000	USD	6,504,627	Standard Chartered Bank	10/16/19	—	(426)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(97,254)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(180,000)
EGP	162,650,000	USD	8,968,845	Citibank, N.A.	10/17/19	666,601	—
EGP	125,212,600	USD	6,921,647	Standard Chartered Bank	10/23/19	484,028	—
UGX	19,100,420,000	USD	4,916,492	Standard Chartered Bank	10/23/19	163,653	—
EGP	46,791,000	USD	2,577,307	Citibank, N.A.	10/24/19	189,394	—
UGX	7,454,810,000	USD	1,931,298	Citibank, N.A.	10/25/19	50,575	—
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(603,866)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(616,832)
USD	14,002,488	ZAR	202,595,000	UBS AG	10/30/19	29,565	—
UGX	19,061,070,000	USD	4,916,488	Standard Chartered Bank	10/31/19	144,143	—
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(232,861)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(547,915)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(322,098)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(692,858)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	$—	$(745,398)
XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	83,119	—
UGX	2,800,850,000	USD	717,620	Standard Chartered Bank	11/7/19	24,827	—
EGP	193,874,000	USD	10,740,942	Citibank, N.A.	11/12/19	663,410	—
EGP	203,540,000	USD	11,276,454	Bank of America, N.A.	11/13/19	693,158	—
EGP	218,680,000	USD	12,128,674	Morgan Stanley & Co. International PLC	11/14/19	727,706	—
UGX	6,763,456,000	USD	1,736,446	Standard Chartered Bank	11/20/19	51,162	—
UGX	14,600,514,000	USD	3,743,722	Citibank, N.A.	11/26/19	110,049	—
EGP	373,327,000	USD	20,838,794	HSBC Bank USA, N.A.	11/27/19	1,030,434	—
USD	28,512,265	ZAR	410,876,000	Standard Chartered Bank	11/29/19	278,681	—
USD	6,219,407	ZAR	89,705,000	Standard Chartered Bank	11/29/19	55,276	—
EGP	342,800,000	USD	19,391,882	Morgan Stanley & Co. International PLC	12/3/19	655,801	—
EGP	31,546,000	USD	1,791,318	Citibank, N.A.	12/10/19	49,999	—
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(29,020)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(477,639)
EGP	221,160,000	USD	12,128,325	Morgan Stanley & Co. International PLC	12/16/19	759,290	—
EGP	85,729,000	USD	4,893,208	Goldman Sachs International	12/16/19	102,462	—
USD	28,271,697	BHD	10,672,000	BNP Paribas	12/23/19	—	(15,737)
EGP	163,263,000	USD	9,263,149	Goldman Sachs International	12/24/19	229,734	—
USD	10,696,082	BHD	4,037,450	Standard Chartered Bank	12/24/19	—	(5,630)
USD	11,793,690	BHD	4,452,000	Standard Chartered Bank	12/24/19	—	(6,833)
EGP	149,540,000	USD	8,564,719	JPMorgan Chase Bank, N.A.	1/22/20	61,512	—
EGP	149,310,000	USD	8,512,543	Goldman Sachs International	1/27/20	88,698	—
EGP	149,014,000	USD	8,501,968	Goldman Sachs International	1/29/20	77,550	—
TRY	2,853,495	USD	413,850	Goldman Sachs International	2/3/20	64,993	—
TRY	418,565	USD	60,688	JPMorgan Chase Bank, N.A.	2/3/20	9,551	—
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,691,480)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(4,365,506)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(5,104,866)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(6,075,792)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(8,104,296)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	10,905,052	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	4,315,214	—
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(131,525)
AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	—	(8,968)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(244,593)
EGP	643,747,000	USD	34,665,967	Goldman Sachs International	2/10/20	2,277,320	—
TRY	879,950	USD	126,520	Standard Chartered Bank	2/10/20	20,799	—
TRY	637,465	USD	92,417	Deutsche Bank AG	2/10/20	14,306	—
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(4,378,964)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(5,546,528)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(5,572,875)
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	5,952,509	—
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	3,334,295	—
TRY	1,600,170	USD	229,909	Standard Chartered Bank	2/14/20	37,632	—
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(1,864,704)
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(6,200,863)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(7,145,649)
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	5,286,394	—
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	4,024,506	—
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(503,696)
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(137,755)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	$—	$(447,114)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(493,843)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(299,826)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(322,223)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(33,072)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(629,622)
UGX	6,944,382,000	USD	1,731,766	Standard Chartered Bank	3/16/20	53,188	—
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(413,582)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(467,836)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(349,910)
UGX	34,709,670,000	USD	8,651,463	Citibank, N.A.	4/3/20	227,968	—
UGX	2,996,764,000	USD	743,798	Standard Chartered Bank	4/14/20	20,625	—
UGX	7,328,920,000	USD	1,825,840	Citibank, N.A.	4/20/20	40,709	—
EGP	483,800,000	USD	25,329,843	HSBC Bank USA, N.A.	4/21/20	1,909,965	—
EGP	158,826,000	USD	8,317,675	Goldman Sachs International	4/21/20	624,842	—
EGP	675,953,000	USD	35,483,097	Goldman Sachs International	5/7/20	2,414,344	—
EGP	243,480,000	USD	12,814,737	Société Générale	5/13/20	814,354	—
AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	—	(7,316)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(23,553)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(96,643)
USD	955,482	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(11,360)
USD	1,151,155	GHS	6,976,000	ICBC Standard Bank PLC	5/22/20	—	(12,726)
USD	2,365,318	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(24,175)
USD	2,325,083	GHS	14,090,000	ICBC Standard Bank PLC	5/22/20	—	(25,704)
USD	2,886,957	GHS	17,596,000	ICBC Standard Bank PLC	5/26/20	—	(44,407)
USD	474,328	GHS	2,910,000	Standard Chartered Bank	5/29/20	—	(9,917)
USD	939,314	GHS	5,778,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(22,186)
USD	1,187,363	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(29,973)
USD	3,873,532	GHS	24,074,000	Standard Chartered Bank	6/4/20	—	(123,645)
USD	1,455,044	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(39,399)
USD	2,449,735	GHS	15,023,000	Standard Chartered Bank	6/8/20	—	(40,948)
UGX	6,767,004,000	USD	1,675,416	Standard Chartered Bank	6/15/20	20,792	—
USD	2,395,126	GHS	14,742,000	Standard Chartered Bank	6/15/20	—	(42,657)
UGX	32,737,140,000	USD	8,093,236	Standard Chartered Bank	6/17/20	107,846	—
USD	1,411,048	GHS	8,685,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(24,071)
USD	1,406,478	GHS	8,685,000	Standard Chartered Bank	6/19/20	—	(27,584)
USD	1,969,572	GHS	11,975,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(5,548)
UGX	7,547,290,000	USD	1,883,526	Citibank, N.A.	6/26/20	2,243	—
USD	1,780,578	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(34,355)
UGX	26,676,410,000	USD	6,688,331	Standard Chartered Bank	7/2/20	—	(34,506)
USD	2,475,985	GHS	15,182,000	Citibank, N.A.	7/2/20	—	(18,905)
UGX	21,047,320,000	USD	5,285,615	Standard Chartered Bank	7/10/20	—	(47,947)
USD	2,443,157	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(6,684)
BRL	56,983,400	USD	14,789,477	Standard Chartered Bank	7/23/20	—	(250,939)
USD	14,784,636	BRL	56,983,400	Standard Chartered Bank	7/23/20	246,098	—
EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	—	(5,106)
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(146,002)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(349,865)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,679,911)
USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	8,944	—
USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	42,062	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	$10,172	$—
USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	6,441	—
USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	56,864	—
USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	19,929	—

						$87,701,802	$(87,159,553)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	902	Short	9/19/19	$(52,884,260)	$1,778,349
WTI Crude Oil	876	Long	1/17/20	50,878,080	(1,386,169)
Equity Futures
SPI 200 Index	130	Long	9/19/19	14,945,264	536,715
TOPIX Index	307	Long	9/12/19	44,015,261	246,809
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	41	Short	9/16/19	(4,492,062)	(71,110)
Euro-Bobl	473	Short	9/6/19	(70,687,514)	(586,898)

					$517,696

WTI	-	West Texas Intermediate

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(711,076)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(750,970)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(770,513)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(841,577)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,430,500)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	$1,556,417
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,574,045
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,614,608
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	1,841,931
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	2,984,679
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	648,698
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	632,685
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	2,045,136
USD	109,009	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.73% (pays upon termination)	6/21/24	646,652
USD	58,740	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.88% (pays upon termination)	7/15/24	(121,542)
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(580,982)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(376,148)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(543,578)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	1,688,747
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(2,898,021)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(136,703)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(120,476)
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(124,257)
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(145,447)
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(149,081)
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(224,852)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	$(947,609)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(714,537)

							$3,645,729

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$149,446

							$149,446

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	1,760,683	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.04% (pays upon termination)	1/2/20	$(604,842)	$—	$(604,842)
BRL	2,338,498	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.05% (pays upon termination)	1/2/20	(835,134)	—	(835,134)
CAD	303,000	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(75,900)	—	(75,900)
CNY	191,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	429,114	—	429,114
CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	432,443	—	432,443

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$697,103	$—	$697,103
CNY	575,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,287,790	—	1,287,790
CNY	273,585	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	135,074	—	135,074
CNY	209,748	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	107,129	—	107,129
CNY	182,390	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	83,837	—	83,837
CNY	136,793	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	67,537	—	67,537
CNY	136,792	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	65,673	—	65,673
CNY	68,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	34,934	—	34,934
CNY	91,195	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	25,614	—	25,614
CNY	135,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	115,156	—	115,156
CNY	173,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	136,339	—	136,339
CNY	85,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	67,424	—	67,424
CNY	316,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	237,274	—	237,274
CNY	407,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	300,891	—	300,891
CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	206,846	—	206,846
CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	724,294	—	724,294

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	300	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	$(18,812)	$5,511	$(13,301)
EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(10,551)	—	(10,551)
EUR	9,681	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(119,184)	39,353	(79,831)
EUR	18,802	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	7/16/49	(1,627,202)	21,707	(1,605,495)
GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,167,034)	—	(3,167,034)
GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,571,086)	—	(3,571,086)
HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(596,110)	—	(596,110)
HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(722,893)	—	(722,893)
HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(715,246)	—	(715,246)
HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(602,518)	—	(602,518)
HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(275,463)	—	(275,463)
HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(1,804,043)	—	(1,804,043)
HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(390,139)	—	(390,139)
HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(558,835)	—	(558,835)
HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(539,329)	—	(539,329)
HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(473,599)	—	(473,599)
HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(201,481)	—	(201,481)
HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(244,815)	—	(244,815)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	$(589,712)	$—	$(589,712)
HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(260,556)	—	(260,556)
HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(392,588)	—	(392,588)
HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(287,763)	—	(287,763)
HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(1,482,240)	—	(1,482,240)
HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(742,122)	—	(742,122)
HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	(1,149,130)	—	(1,149,130)
HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	(1,154,161)	—	(1,154,161)
HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	(526,609)	—	(526,609)
HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(1,103,203)	—	(1,103,203)
HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(1,906,552)	—	(1,906,552)
JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	(763,995)	—	(763,995)
JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(1,406,088)	—	(1,406,088)
JPY	3,673,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(5,711,240)	—	(5,711,240)
JPY	860,140	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	(446,403)	—	(446,403)
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,398,259	—	2,398,259
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,123,704	—	1,123,704
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,170,491	—	1,170,491

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	$(2,488,135)	$—	$(2,488,135)
NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(4,514,119)	—	(4,514,119)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(7,748,438)	—	(7,748,438)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(7,736,075)	—	(7,736,075)
NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(4,868,974)	—	(4,868,974)
NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(1,299,676)	—	(1,299,676)
NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(1,624,730)	—	(1,624,730)
PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	636,644	—	636,644
PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	1,147,744	—	1,147,744
PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	1,085,426	—	1,085,426
PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	870,140	—	870,140
PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	995,579	—	995,579
PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	414,205	—	414,205
PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	235,569	—	235,569
PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	282,613	—	282,613
PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	111,944	—	111,944
PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	430,543	—	430,543

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	$166,522	$—	$166,522
PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	242,678	—	242,678
PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	164,154	—	164,154
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	185,798	—	185,798
PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	291,877	—	291,877
PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	1,083,724	—	1,083,724
PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	546,058	—	546,058
PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	2,142,370	—	2,142,370
PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	2,164,579	—	2,164,579
PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	1,881,524	—	1,881,524
PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	1,244,139	—	1,244,139
PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	537,618	(76,361)	461,257
PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	80,259	—	80,259
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	852,459	—	852,459
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	840,926	—	840,926
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,249,376	—	1,249,376
SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	1,287,648	—	1,287,648
SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	1,357,830	—	1,357,830
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(597)	—	(597)
USD	9,026	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(212,996)	—	(212,996)
USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(302,366)	—	(302,366)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,671	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	6/14/24	$(8,220)	$—	$(8,220)
USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	739	—	739
USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(1,713)	—	(1,713)
USD	3,273	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(6,143)	—	(6,143)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	231	—	231
USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	849	—	849
USD	26,355	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	7/16/26	(169,864)	(3,665)	(173,529)
USD	186,650	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(2,375,090)	63,085	(2,312,005)
USD	87,577	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(649,830)	(79,627)	(729,457)
USD	2,900	Receives	3-month USD-LIBOR (pays quarterly)	1.98% (pays semi-annually)	7/23/29	(10,426)	(924)	(11,350)
USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(143,451)	—	(143,451)
USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(257,653)	—	(257,653)
USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(270,034)	—	(270,034)
USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(350,804)	—	(350,804)
USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(361,800)	—	(361,800)
USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(543,768)	—	(543,768)
USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(1,315,125)	—	(1,315,125)
USD	19,974	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(634,271)	(24,330)	(658,601)
USD	25,564	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(824,835)	—	(824,835)
USD	76,069	Pays	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	3/28/39	932,999	—	932,999
USD	22,821	Pays	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/28/39	300,040	—	300,040
USD	43,646	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(1,401,841)	—	(1,401,841)
USD	6,274	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	(187,530)	—	(187,530)
USD	5,838	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(245,969)	—	(245,969)
USD	11,676	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(489,795)	—	(489,795)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	2,920	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	$(119,247)	$—	$(119,247)
USD	3,795	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(155,258)	—	(155,258)
USD	2,335	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(93,493)	—	(93,493)
USD	3,503	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(140,161)	—	(140,161)
USD	34,888	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(376,578)	—	(376,578)
USD	31,176	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/4/49	785,143	—	785,143
USD	11,224	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(592,518)	—	(592,518)
USD	18,706	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(988,728)	—	(988,728)
USD	4,086	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(253,107)	—	(253,107)
USD	18,682	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(1,159,715)	—	(1,159,715)
USD	15,519	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(119,391)	—	(119,391)
USD	6,236	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	(424,883)	—	(424,883)
USD	11,846	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	(791,241)	—	(791,241)

Total						$(46,938,293)	$(55,251)	$(46,993,544)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$137,764
Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	1,153,176
Goldman Sachs International	CLP	38,326,996	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.72% (pays semi-annually)	6/27/24	(810,583)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	7,665,399	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.77% (pays semi-annually)	7/1/24	$(184,953)
Goldman Sachs International	CLP	15,330,798	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.73% (pays semi-annually)	7/8/24	(330,240)
Goldman Sachs International	CLP	57,490,495	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	7/10/24	(1,156,690)
Goldman Sachs International	CLP	23,543,726	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.69% (pays semi-annually)	7/11/24	(432,795)
Goldman Sachs International	CLP	7,665,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.46% (pays semi-annually)	7/23/24	(20,661)
Goldman Sachs International	CLP	31,209,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.44% (pays semi-annually)	7/26/24	(28,492)
Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	1,507,672

Total							$(165,802)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$73,250	1.00% (pays quarterly)(1)	6/20/24	0.78%	$821,914	$140,553	$962,467
Turkey	9,840	1.00% (pays quarterly)(1)	6/20/20	1.90	(66,758)	109,091	42,333
Turkey	12,764	1.00% (pays quarterly)(1)	12/20/23	3.46	(1,212,495)	1,020,288	(192,207)

Total	$95,854				$(457,339)	$1,269,932	$812,593

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$376,090	1.00% (pays quarterly)(1)	6/20/24	$(9,621,761)	$5,650,080	$(3,971,681)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	172,608	1.00% (pays quarterly)(1)	6/20/24	4,407,258	(4,941,919)	(534,661)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	$52,166	1.00% (pays quarterly)(1)	12/20/22	$(1,278,062)	$(12,886)	$(1,290,948)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(335,617)	(888,111)	(1,223,728)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(335,631)	(888,255)	(1,223,886)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(809,676)	(2,019,268)	(2,828,944)
Russia	214,367	1.00% (pays quarterly)(1)	6/20/24	(364,138)	(3,512,376)	(3,876,514)
South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	(227,746)	(2,833,166)	(3,060,912)
South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	68,496	100,429	168,925
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,907,211	(4,807,841)	(900,630)

Total				$(4,589,666)	$(14,153,313)	$(18,742,979)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.65%	$25,368	$97,588	$122,956
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.74	36,718	129,517	166,235
Indonesia	Bank of America, N.A.	38,569	1.00% (pays quarterly)(1)	6/20/24	0.78	432,043	32,723	464,766
Indonesia	Barclays Bank PLC	63,600	1.00% (pays quarterly)(1)	6/20/24	0.78	713,634	117,088	830,722
Indonesia	Citibank, N.A.	4,580	1.00% (pays quarterly)(1)	6/20/24	0.78	51,391	10,408	61,799
Indonesia	Goldman Sachs International	11,245	1.00% (pays quarterly)(1)	6/20/24	0.78	126,176	24,963	151,139
Indonesia	JPMorgan Chase Bank, N.A.	102,805	1.00% (pays quarterly)(1)	6/20/24	0.78	1,152,425	328,962	1,481,387
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	1.90	(78,325)	132,486	54,161
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	2.20	(165,722)	235,736	70,014

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	BNP Paribas	$9,935	1.00% (pays quarterly)(1)	12/20/20	2.39%	$(176,886)	$155,219	$(21,667)
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	3.88	(4,886,373)	3,561,591	(1,324,782)
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	1.90	(98,169)	136,755	38,586
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	3.88	(1,954,549)	1,433,154	(521,395)
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	3.92	(6,094,003)	3,909,938	(2,184,065)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	1.90	(83,379)	137,232	53,853
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	1.90	(54,953)	80,370	25,417

Total		$371,436				$(11,054,604)	$10,523,730	$(530,874)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	BNP Paribas	$915	1.00% (pays quarterly)(1)	3/20/20	$(5,831)	$(9,603)	$(15,434)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(2,549)	(3,813)	(6,362)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(1,295)	(1,993)	(3,288)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(10,061)	(15,857)	(25,918)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(17,015)	(25,131)	(42,146)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(26,447)	(39,101)	(65,548)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(17,461)	(27,612)	(45,073)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Oman	Bank of America, N.A.	$17,964	1.00% (pays quarterly)(1)	6/20/22	$613,171	$(517,988)	$95,183
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	654,060	(524,601)	129,459
Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	2,879,447	(3,535,547)	(656,100)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(18,459)	(8,920)	(27,379)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(108,038)	(35,517)	(143,555)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(41,014)	761	(40,253)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(127,547)	9,477	(118,070)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	32,432	(117,547)	(85,115)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	48,647	(232,351)	(183,704)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	94,960	(325,493)	(230,533)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	170,720	(648,072)	(477,352)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	177,465	(314,885)	(137,420)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	804,630	(1,586,384)	(781,754)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	965,194	(1,904,047)	(938,853)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,580,648	(2,983,920)	(1,403,272)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	19,913	(91,998)	(72,085)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$15,000	1.00% (pays quarterly)(1)	9/20/22	$97,295	$(464,084)	$(366,789)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	66,667	(213,463)	(146,796)
South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	6,827,769	(7,335,810)	(508,041)

Total					$14,657,301	$(20,953,499)	$(6,296,198)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $467,290,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	78,000	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	9/18/19	$77,954
Citibank, N.A.	USD	66,500	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	9/18/19	82,535
Citibank, N.A.	USD	61,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	9/18/19	69,708
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR+ 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(2,305,341)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(780,973)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,578,154)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(895,983)
Goldman Sachs International	PEN	120,807	Total Return on Peru Government Bond, 8.00% due 8/29/19 (pays quarterly) plus Notional Amount at termination date	3-month USD-LIBOR + 110 bp on $42,125,712 (pays quarterly) plus USD equivalent of Notional Amount at termination date	8/29/19	3,031,787
JPMorgan Chase Bank, N.A.	CNY	104,346	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 12.50% on $15,166,187 (pays quarterly)	10/18/19	249,493
UBS AG	CNY	99,577	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $14,486,919 (pays quarterly)	8/12/19	321,397

						$(1,727,577)

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	1,209	CLP	36,003,621	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.07% (pays semi-annually)	6/27/24	$623,631
Goldman Sachs International	CLF	257	CLP	7,182,010	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.10% (pays semi-annually)	7/1/24	131,746

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	515	CLP	14,384,088	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.05% (pays semi-annually)	7/8/24	$196,457
Goldman Sachs International	CLF	1,937	CLP	54,137,238	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/10/24	664,864
Goldman Sachs International	CLF	767	CLP	21,427,415	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/11/24	218,051
Goldman Sachs International	CLF	257	CLP	7,193,477	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.21% (pays semi-annually)	7/23/24	(30,571)
Goldman Sachs International	CLF	1,024	CLP	28,636,266	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.24% (pays semi-annually)	7/26/24	(166,421)

								$1,637,757

Abbreviations:

BADLAR EURIBOR LIBOR OMO	- - - -	Buenos Aires Deposits of Large Amount Rate Euro Interbank Offered Rate London Interbank Offered Rate Open Market Operation

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2019 were $26,789,549 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substutute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts	$1,778,349	$(1,386,169)
Commodity	Total Return Swaps	230,197	—

Total		$2,008,546	$(1,386,169)

Credit	Credit Default Swaps	$17,570,773	$(13,968,076)
Credit	Credit Default Swaps (Centrally Cleared)	9,204,879	(14,251,884)

Total		$26,775,652	$(28,219,960)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts	$783,524	$—
Equity Price	Total Return Swaps	570,890	—

Total		$1,354,414	$—

Foreign Exchange	Purchased Currency Options	$678,787	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	87,701,802	(87,159,553)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	44,990,631	(17,708,551)
Foreign Exchange	Total Return Swaps	3,031,787	(5,560,451)

Total		$136,403,007	$(110,428,555)

Interest Rate	Cross-Currency Swaps	$1,834,749	$(196,992)
Interest Rate	Futures Contracts	—	(658,008)
Interest Rate	Inflation Swaps	149,446	—
Interest Rate	Inflation Swaps (Centrally Cleared)	15,233,598	(11,587,869)
Interest Rate	Interest Rate Swaps	2,798,612	(2,964,414)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	34,396,873	(81,335,166)
Interest Rate	Purchased Interest Rate Swaptions	81,341,536	—

Total		$135,754,814	$(96,742,449)

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral
Barclays Bank PLC	5/1/2019	8/6/2019	2.75%	$2,828,023	$2,847,682	Foreign Corporate Bond
Barclays Bank PLC	5/8/2019	8/5/2019	2.65%	1,152,968	1,160,097	Sovereign Debt
Barclays Bank PLC	7/24/2019	8/5/2019	2.75%	36,318,233	36,337,653	Sovereign Debt
Barclays Bank PLC	7/24/2019	8/5/2019	2.65%	21,501,518	21,512,597	Sovereign Debt
Barclays Bank PLC	7/24/2019	8/7/2019	2.65%	21,234,010	21,244,951	Sovereign Debt
Barclays Bank PLC	7/24/2019	8/5/2019	2.75%	9,915,595	9,920,897	Sovereign Debt
Barclays Bank PLC	7/24/2019	8/5/2019	2.65%	4,281,013	4,283,219	Sovereign Debt
JPMorgan Chase Bank, N.A.	7/9/2019	8/2/2019	2.85%	25,206,219	25,248,124	Sovereign Debt
JPMorgan Chase Bank, N.A.	7/9/2019	8/2/2019	2.85%	6,678,519	6,689,622	Sovereign Debt
JPMorgan Chase Bank, N.A.	7/24/2019	8/2/2019	2.80%	38,254,400	38,275,227	Sovereign Debt
JPMorgan Chase Bank, N.A.	7/24/2019	8/2/2019	2.80%	20,061,286	20,072,208	Sovereign Debt
JPMorgan Chase Bank, N.A.	7/24/2019	8/2/2019	2.85%	14,158,713	14,166,559	Sovereign Debt
Nomura International PLC	3/25/2019	8/2/2019	2.90%	1,248,943	1,261,821	Sovereign Debt
Nomura International PLC	5/15/2019	8/2/2019	2.90%	6,040,780	6,078,250	Sovereign Debt
Nomura International PLC	7/18/2019	8/2/2019	2.90%	21,594,300	21,616,914	Sovereign Debt

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral
Nomura International PLC	7/24/2019	8/2/2019	2.90%	$19,120,000	$19,130,782	Sovereign Debt
Nomura International PLC	7/24/2019	8/2/2019	2.90%	11,997,418	12,004,183	Sovereign Debt
Nomura International PLC	7/24/2019	8/2/2019	2.90%	7,934,800	7,939,274	Sovereign Debt
Nomura International PLC	7/30/2019	8/2/2019	2.90%	39,125,880	39,129,032	Sovereign Debt
Nomura International PLC	7/30/2019	8/2/2019	2.90%	29,406,900	29,409,269	Sovereign Debt

Total				$338,059,518	$338,328,361

At July 31, 2019, the remaining contractual maturity of open reverse repurchase agreements was less than 30 days. At July 31, 2019, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt and foreign corporate bonds having an aggregate market value of $398,546,696.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$2,335,555,114		$—	$2,335,555,114
Foreign Corporate Bonds	—	80,990,615		16,765,054	97,755,669
Sovereign Loans	—	179,945,866		—	179,945,866
Credit Linked Notes	—	2,450,714		—	2,450,714
Senior Floating-Rate Loans	—	—		47,288,041	47,288,041
Collateralized Mortgage Obligations	—	31,519,968		—	31,519,968
U.S. Government Guaranteed Small Business Administration Loans	—	44,672,073		—	44,672,073
Common Stocks	3,742,181	207,542,125	**	—	211,284,306

Asset Description	Level 1	Level 2	Level 3*	Total
Warrants	$—	$—	$0	$0
Short-Term Investments - Foreign Government Securities	—	486,251,136	—	486,251,136
U.S. Treasury Obligations	—	94,920,232	—	94,920,232
Other	—	208,756,471	—	208,756,471
Purchased Currency Options	—	678,787	—	678,787
Purchased Interest Rate Swaptions	—	81,341,536	—	81,341,536
Total Investments	$3,742,181	$3,754,624,637	$64,053,095	$3,822,419,913
Forward Foreign Currency Exchange Contracts	$—	$132,692,433	$—	$132,692,433
Futures Contracts	1,778,349	783,524	—	2,561,873
Swap Contracts	—	85,021,804	—	85,021,804
Total	$5,520,530	$3,973,122,398	$64,053,095	$4,042,696,023

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(104,868,104)	$—	$(104,868,104)
Futures Contracts	(2,044,177)	—	—	(2,044,177)
Swap Contracts	—	(129,864,852)	—	(129,864,852)
Total	$(2,044,177)	$(234,732,956)	$—	$(236,777,133)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.